Revenues - Schedule of a Breakdown of Revenues by Sales Channel (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 987,290	€ 927,690
Total Direct to Consumer (DTC)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	782,780	698,035
ZEGNA brand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	573,256	504,501
Thom Browne
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	102,697	92,639
TOM FORD FASHION
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	106,827	100,895
Total Wholesale branded
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	131,716	154,243
ZEGNA brand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	61,317	65,908
Thom Browne
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	20,409	36,515
TOM FORD FASHION
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	49,990	51,820
Textile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	67,012	67,061
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 5,782	€ 8,351